Lease Agreements (Tables)	9 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities

Operating lease right-of-use assets and operating lease liabilities were as follows:

Right-of-use assets:
Operating right-of-use asset	$ 95,426

Operating lease liabilities:
Current portion of long term notes payable	$ 56,926
Notes payable, less current portion	38,500

Total operating lease liabilities	$ 95,426

Schedule of Operating Lease Maturities	As of March 31, 2020, operating lease maturities each of the next five fiscal years are as follows:

Period ending March 31,
2021	$ 81,926
2022	13,500
$ 95,426